CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares shares in Millions	Jun. 30, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500.0	2,500.0
Ordinary shares, issued	1,022.0	1,016.0
Treasury, shares	108.0	108.0
Common Stock, Par or Stated Value Per Share	₪ 0.10	₪ 0.10
Preferred Stock Shares Issued	3.7	3.4
Preferred Stock Shares Authorized	5.0	5.0
Preferred Stock Par Or Stated Value Per Share	₪ 0.10	₪ 0.10